Investments - Investment at Cost (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2024	Dec. 31, 2023
Equity Securities without Readily Determinable Fair Value
Carrying amount		¥ 87,418	¥ 81,542
Payments to acquire additional shares			3,094
Matrix Industries, Inc.
Equity Securities without Readily Determinable Fair Value
Carrying amount		¥ 86,918	¥ 77,948
Ownership percentage		2.80%	2.89%
Payments to acquire additional shares	¥ 52,520
Other
Equity Securities without Readily Determinable Fair Value
Carrying amount		¥ 500	¥ 3,594